S-K 1602(c) Dilution	Dec. 31, 2025 USD ($) $ / shares shares
Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.7
Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	$ (346,732)
Net Tangible Book Value, Adjusted	109,301,078
Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(346,732)
Net Tangible Book Value, Adjusted	125,670,003
Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(346,732)
Net Tangible Book Value, Adjusted	73,113,578
Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(346,732)
Net Tangible Book Value, Adjusted	84,054,378
Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(346,732)
Net Tangible Book Value, Adjusted	36,926,078
Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(346,732)
Net Tangible Book Value, Adjusted	$ 42,438,753
Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 9.86
Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	$ (346,732)
Net Tangible Book Value, Adjusted	738,578
Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(346,732)
Net Tangible Book Value, Adjusted	823,128
No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(346,732)
Net Tangible Book Value, Adjusted	145,488,578
No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(346,732)
Net Tangible Book Value, Adjusted	$ 167,285,628
Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.27
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.73
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	3.27
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.85
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	4.15
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.22
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	5.78
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.15
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	9.85
Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.27
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.72
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	3.28
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.85
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	4.15
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.22
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	5.78
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.14
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 9.85
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ 151,650,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	174,206,250
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	151,650,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	174,206,250
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	151,650,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	174,206,250
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	151,650,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	174,206,250
Net proceeds from this offering and the sale of the private placement warrants [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	151,650,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	174,206,250
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	326,110
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	326,110
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	326,110
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	326,110
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	326,110
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	326,110
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	326,110
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	326,110
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	326,110
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	326,110
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(4,500,000)
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(5,175,000)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(3,000,000)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(3,450,000)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,500,000)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,725,000)
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Deferred Underwriting Commissions [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,000,000)
Deferred Underwriting Commissions [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,900,000)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(140,800)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(140,800)
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(140,800)
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(140,800)
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(140,800)
Overallotment Liability [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(37,687,500)
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(43,340,625)
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(75,375,000)
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(86,681,250)
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(113,062,500)
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(130,021,875)
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(150,750,000)
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(173,362,500)
Amounts paid for redemptions [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Ordinary shares outstanding prior to this offering [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Ordinary shares outstanding prior to this offering [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Class A ordinary shares included in the units offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	15,000,000
Class A ordinary shares included in the units offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	17,250,000
Class A ordinary shares included in the units offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	15,000,000
Class A ordinary shares included in the units offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	17,250,000
Class A ordinary shares included in the units offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	15,000,000
Class A ordinary shares included in the units offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	17,250,000
Class A ordinary shares included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	15,000,000
Class A ordinary shares included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	17,250,000
Class A ordinary shares included in the units offered [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	15,000,000
Class A ordinary shares included in the units offered [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	17,250,000
Shares subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(3,750,000)
Shares subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(4,312,500)
Shares subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(7,500,000)
Shares subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(8,625,000)
Shares subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(11,250,000)
Shares subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(12,937,500)
Shares subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(15,000,000)
Shares subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(17,250,000)
Shares subject to redemption [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Shares subject to redemption [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted